Cover	12 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO.1
Entity Registrant Name	CIPHERLOC CORPORATION
Entity Central Index Key	0001022505
Entity Primary SIC Number	7374
Entity Tax Identification Number	86-0837077
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6836 Bee Cave Road
Entity Address, Address Line Two	Bldg. 1
Entity Address, Address Line Three	S#279
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	(512)
Local Phone Number	337-3728
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false